UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2001
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Check here if Amendment [   ];      Amendment Number:
                                                      --------------------------

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Pax World Management Corp.
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Address:                   222 State Street
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                           Portsmouth, NH  03801
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Form 13F File Number:      028-05955
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                      Lee D. Unterman
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Title:                     Assistant Secretary
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Phone:                     (212) 867-9500
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Signature, Place, and Date of Signing:

/s/ Lee D. Unterman                 New York, NY              1-29-02
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[Signature]                         [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
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Form 13F Information Table Entry Total:            95
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Form 13F Information Table Value Total:            677,606           (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    Form 13F
                                Information Table

                                    TITLE                VALUE    SHARES/   SH/      PUT/  INVSTMT  OTHER     VOTING   AUTHORITY
NAME OF ISSUER                      OF CLASS CUSIP      (x$1000)  PRN AMT   PRN      CALL  DSCRETN  MANAGERS  SOLE     SHARED NONE
------------------------------      -------- --------    ------   --------  ------   ----  -------  --------  ------   ------ ----
ABBOTT LABS COM                     COM      002824100   11150    200000    SH             SOLE               200000
ADVENT SOFTWARE INC.                COM      007974108   4995     100000    SH             SOLE               100000
AMERICA MOVIL S A DEC V             COM      02364w105   4928     253000    SH             SOLE               253000
AMERICAN INTERNATIONAL GP           COM      026874107   20180    254160    SH             SOLE               254160
AMERICAN WTR WKS INC                COM      030411102   9331     223500    SH             SOLE               223500
AMGEN INC COM                       COM      031162100   23146    410100    SH             SOLE               410100
AOL TIME WARNER INC.                COM      00184a105   8913     277650    SH             SOLE               277650
APOGENT TECHNOLOGIES COM            COM      03760a101   11017    427000    SH             SOLE               427000
AT&T CORP COM                       COM      001957109   3383     186482    SH             SOLE               186482
AT&T WIRELESS SERVICES INC          COM      00209a106   6541     455209    SH             SOLE               455209
AVON PRODS INC COM                  COM      054303102   6975     150000    SH             SOLE               150000
BAKER HUGHES INC                    COM      057224107   9209     252500    SH             SOLE               252500
BAXTER INTL INC COM                 COM      071813109   21452    400000    SH             SOLE               400000
BELLSOUTH CORP COM                  COM      079860102   15275    400400    SH             SOLE               400400
BELO CORP COM SER A                 COM      080555105   6244     333000    SH             SOLE               333000
BEMIS, INC.                         COM      081437105   6148     125000    SH             SOLE               125000
BIOVAIL                             COM      09067J109   1125     20000     SH             SOLE               20000
BRISTOL MYERS SQUIBB CO             COM      110122108   12801    251000    SH             SOLE               251000
CABLEVISION NY GROUP CLASS A        COM      12686c109   7165     151000    SH             SOLE               151000
CALPINE CORP COM                    COM      131347106   519      30900     SH             SOLE               30900
CAREMARK                            COM      141705103   979      60000     SH             SOLE               60000
CHECKPOINT SOFTWARE TECHNOLOGI      COM      m22465104   479      12000     SH             SOLE               12000
CNF INC                             COM      12612w104   7549     225000    SH             SOLE               225000
COMCAST CORP CL A SPL               COM      200300200   8363     232300    SH             SOLE               232300
COX COMMUNICATIONS CL A             COM      224044107   5247     125200    SH             SOLE               125200
CVS CORP COM                        COM      126650100   2972     100400    SH             SOLE               100400
DPL INC COM                         COM      233293109   10908    453000    SH             SOLE               453000
DYNEGY INC CL A                     COM      26816q101   513      20100     SH             SOLE               20100
E M C CORP MASS COM                 COM      268648102   4704     350000    SH             SOLE               350000
EBAY INC                            COM      278642103   13179    197000    SH             SOLE               197000
EDWARDS LIFESCIENCES CORP COM       COM      28176e108   2763     100000    SH             SOLE               100000
ELAN PLC ADR                        COM      284131208   1127     25000     SH             SOLE               25000
EQUITABLE RES INC COM               COM      294549100   6814     200000    SH             SOLE               200000
EXPRESS SCRIPTS INC                 COM      302182100   1122     24000     SH             SOLE               24000
FAMILY DLR STORES INC COM           COM      307000109   9667     322450    SH             SOLE               322450
FISERV INC COM                      COM      337738108   11109    262500    SH             SOLE               262500
FUJI PHOTO FILM CO. LTD             COM      359586302   5391     150000    SH             SOLE               150000
GENENTECH INC. COM NEW              COM      368710406   814      15000     SH             SOLE               15000
GENERAL MLS INC COM                 COM      370334104   3901     75000     SH             SOLE               75000
GENERAL MTRS CORP CL H NEW          COM      370442832   2318     150000    SH             SOLE               150000
GRANITE CONSTRUCTION                COM      387328107   482      20000     SH             SOLE               20000
IMMUNEX CORP.                       COM      452528102   9083     327800    SH             SOLE               327800
IMS HEALTH                          COM      449934108   3902     200000    SH             SOLE               200000
INTUIT INC                          COM      461202103   12932    302300    SH             SOLE               302300
INVACARE CORP                       COM      461203101   506      15000     SH             SOLE               15000
JOHNSON & JOHNSON COM               COM      478160104   17612    298000    SH             SOLE               298000
JONES APPAREL GROUP COM             COM      480074103   5307     160000    SH             SOLE               160000
KEYSPAN CORP COM                    COM      49337w100   17325    500000    SH             SOLE               500000
KONINKLIJKE PHILIPS EL SP ADR       COM      500472303   11688    401500    SH             SOLE               401500
KROGER CO                           COM      501044101   8379     401500    SH             SOLE               401500
LOWES COMPANIES INC                 COM      548661107   1095     23600     SH             SOLE               23600
MASCO CORP.                         COM      574599106   8159     333000    SH             SOLE               333000
MCDATA CORP.                        COM      580031201   2450     100000    SH             SOLE               100000
MCLEODUSA INC CL A                  COM      582266102   88       238719    SH             SOLE               238719
MEDTRONIC INC                       COM      585055106   12954    252950    SH             SOLE               252950
MICROSOFT CORP                      COM      594918104   13436    202800    SH             SOLE               202800
MIRANT CORP                         COM      604675108   240      15000     SH             SOLE               15000
NISOURCE INC COM                    COM      65473p105   9224     400000    SH             SOLE               400000
NOKIA CORP.                         COM      654902204   7359     300000    SH             SOLE               300000
PEOPLES ENERGY CORP COM             COM      711030106   22815    601500    SH             SOLE               601500
QUESTAR CORP COM                    COM      748356102   5689     227100    SH             SOLE               227100
QWEST COMMUNICATIONS INTL INC       COM      749121109   4946     350000    SH             SOLE               350000
RADIOSHACK CORP                     COM      750438103   9090     302000    SH             SOLE               302000
RUBY TUESDAY, INC.                  COM      781182100   592      28700     SH             SOLE               28700
RYDER SYSTEMS INC.                  COM      783549108   4984     225000    SH             SOLE               225000
S.A.P. AG                           COM      803054204   10304    322700    SH             SOLE               322700
SBC COMMUNICATIONS INC              COM      78387g103   15786    403000    SH             SOLE               403000
SCRIPPS E W CO.                     COM      811054204   6600     100000    SH             SOLE               100000
SONY CORP ADR                       COM      835699307   11379    252300    SH             SOLE               252300
STAPLES INC COM                     COM      855030102   7480     400000    SH             SOLE               400000
STARBUCKS CORP COM                  COM      855244109   10478    550000    SH             SOLE               550000
STRYKER CORP COM                    COM      863667101   14593    250000    SH             SOLE               250000
SUPERVALU INC                       COM      868536103   5080     229675    SH             SOLE               229675
SYBRON DENTAL SPECIALTIES INC       COM      871142105   5438     252000    SH             SOLE               252000
SYMBOL TECHNOLOGIES INC             COM      871508107   397      25000     SH             SOLE               25000
TELEFONOS DE MEXICO SA SPON AD      COM      879403780   7004     200000    SH             SOLE               200000
THORATEC LABS CORP COM NEW          COM      885175307   425      25000     SH             SOLE               25000
TIDEWATER, INC.                     COM      886423102   6848     202000    SH             SOLE               202000
TRIBUNE CO NEW COM                  COM      896047107   15721    420000    SH             SOLE               420000
UGI CORP.                           COM      902681105   3896     129000    SH             SOLE               129000
UNITED PARCEL SERVICE INC CL B      COM      911312106   8033     147400    SH             SOLE               147400
UNITED RENTALS INC                  COM      911363109   4563     201000    SH             SOLE               201000
UNUMPROVIDENT CORP COM              COM      91529y106   5965     225000    SH             SOLE               225000
VODAFONE GROUP PLC SPONSORED A      COM      92857w100   19367    754150    SH             SOLE               754150
WASHINGTON FEDERAL, INC.            COM      938824109   3906     151500    SH             SOLE               151500
WASHINGTON MUT INC COM              COM      939322103   1053     32200     SH             SOLE               32200
WENDYS INTL INC COM                 COM      950590109   10210    350000    SH             SOLE               350000
WHOLE FOODS MARKET INC.             COM      966837106   671      15400     SH             SOLE               15400
ZIMMER HOLDINGS                     COM      98956p102   1578     51660     SH             SOLE               51660
EQUITY RESIDENT PPTYS PFD CV 1      PFD CV   29476l859   5267     208200    SH             SOLE               208200
NISOURCE INC PIES SER B 7.75%       PFD CV   65473p303   5454     120000    SH             SOLE               120000
SUIZA CAP TR II PFD TR CV SECS      PFD CV   86507g408   3816     75000     SH             SOLE               75000
HEALTH CARE PPTY INVS PFD C DE      PFD      421915604   338      13500     SH             SOLE               13500
HEALTH CARE REALTY SERIES A         PFD      421946203   253      10100     SH             SOLE               10100
TCI COMMUNICATIONS FING I PFD       PFD      872285200   4950     200000    SH             SOLE               200000